Financial Results	12 Months Ended
Dec. 31, 2018
FINANCIAL RESULTS
FINANCIAL RESULTS

32.  FINANCIAL RESULTS

Financial income and costs for the years ended December 31, 2018, 2017 and 2016 are as follows:

	For the years ended
	12-31-2018	12-31-2017	12-31-2016
Financial Income	ThCh$	ThCh$	ThCh$
Cash and cash equivalents	5,527,543	3,077,708	2,150,797
Other financial income	250,699	2,195,964	3,999,954
Total financial income	5,778,242	5,273,672	6,150,751

	For the years ended
	12-31-2018	12-31-2017	12-31-2016
Financial Costs	ThCh$	ThCh$	ThCh$
Financial Costs	(48,189,495)	(50,851,829)	(55,701,778)
Bank loans	(22,576)	(261)	(2,033,835)
Secured and unsecured obligations	(43,965,839)	(42,708,253)	(44,268,489)
Valuation of financial derivatives	—	(1,067,820)	(824,922)
Post-employment benefit obligations	(695,935)	(691,075)	(705,211)
Capitalized borrowing costs (*)	6,523,443	4,078,463	3,001,211
Formalization of debts and other associated expenses	—	(836,174)	—
Other	(10,028,588)	(9,626,709)	(10,870,532)
Gains from indexed assets and liabilities, net (a)	(2,480,291)	145,608	606,075
Foreign currency exchange differences (a)	(3,055,807)	8,822,301	13,266,320
Positive	18,458,283	19,563,838	48,546,664
Negative	(21,514,090)	(10,741,537)	(35,280,344)
Total financial costs	(53,725,593)	(41,883,920)	(41,829,383)
Total financial results	(47,947,351)	(36,610,248)	(35,678,632)

(*)See Note 17.4.a.

The effects on financial results from exchange differences and the application of indexed assets and liabilities originated from the following:

	For the years ended
	12-31-2018	12-31-2017	12-31-2016
Gains from indexed assets and liabilities, net (a)	ThCh$	ThCh$	ThCh$
Other financial assets (derivative instruments)	7,676,500	4,657,016	7,188,900
Other non-financial assets	—	—	—
Trade and other accounts receivable	—	—	452,440
Current tax receivables and liabilities	3,020,250	1,039,755	1,979,594
Other financial liabilities (financial debt and derivative instruments)	(9,390,716)	(5,551,163)	(9,014,859)
Total Gains from indexed	1,306,034	145,608	606,075
Total Hyperinflation (*)	(3,786,325)	—	—
Total gains from indexed assets and liabilities, net	(2,480,291)	145,608	606,075

(*) See Note 6.

	For the years ended
	12-31-2018	12-31-2017	12-31-2016
Foreign currency exchange differences (b)	ThCh$	ThCh$	ThCh$
Cash and cash equivalents	(938,799)	3,109,046	183,225
Other financial assets (derivative instruments)	5,973,179	10,895,862	25,048,205
Other non-financial assets	55,196	—	—
Trade and other accounts receivable	4,105,799	363,325	2,541,385
Current tax receivables and liabilities	—	(188,270)	—
Other financial liabilities (financial debt and derivative instruments)	(7,440,825)	(4,358,937)	(18,217,515)
Trade and other accounts payable	(4,810,357)	(998,725)	3,711,020
Total foreign currency exchange differences	(3,055,807)	8,822,301	13,266,320